Note 23 - Stock-Based Compensation (Details) - Stock Option Activity - United States Dollar Options: (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Note 23 - Stock-Based Compensation (Details) - Stock Option Activity - United States Dollar Options: [Line Items]
Outstanding, Number	93
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.66
Exercisable, Number	93
United States Dollar Option [Member]
Note 23 - Stock-Based Compensation (Details) - Stock Option Activity - United States Dollar Options: [Line Items]
Outstanding, Number	93	156	157
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.66	$ 15.73	$ 15.72
Outstanding, Weighted Average Remaining Contractual Life	1 year 219 days	2 years 6 months	3 years 219 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 5,000	$ 1,000	$ 8,000
Vested and expected to vest, Number	93	156
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	$ 15.66	$ 15.73
Vested and expected to vest, Weighted Average Remaining Contractual Life	1 year 219 days	2 years 6 months
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)	5,000	1,000
Exercisable, Number	93	156
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 15.66	$ 15.73
Exercisable, Weighted Average Remaining Contractual Life	1 year 219 days	2 years 6 months
Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 5,000	$ 1,000
Cancelled or forfeited, Number	(56)	(1)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 15.88	$ 15.91
Expired	(7)
Expired (in Dollars per share)	$ 15.91